INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 21	-	INCOME TAXES

A.	Approved Enterprise Status

Substantially all of Tower's existing facilities and other capital investments have been granted approved enterprise status, as provided by the Investments Law.

Pursuant to the Investments Law and the approval certificates, Tower's income is taxed at a rate of 20% in 2013. The portion of Tower's taxable income that is not attributable to approved enterprise status is taxed at a rate of 25% in 2013 ("Regular Company Tax").

The tax benefits are also conditioned upon fulfillment of the requirements stipulated by the ktav ishur as well as by the Investments Law and the regulations promulgated thereunder, as well as the criteria set forth in the certificates of approval. In the event of a failure by Tower to comply with these conditions, the tax benefits could be canceled, in whole or in part, and Tower would be required to refund the amount of the canceled benefits, plus interest and certain inflation adjustments. In the Company's opinion, Tower has been in compliance with the conditions through the approval date of the financial statements. See Note 8B.

B.	The company's Income Tax provision is as follows:

	Year Ended
	December 31, 2013	December 31, 2012	December 31, 2011
Current tax expense (benefit):
Foreign	$(534)	$(1,800)	$16,645
Total current	(534)	(1,800)	16,645
Deferred tax expense (benefit):
Foreign	(8,854)	9,126	4,717
Total deferred	(8,854)	9,126	4,717
Income tax provision (benefit)	$(9,388)	$7,326	$21,362

	Year Ended
	December 31, 2013	December 31, 2012	December 31, 2011
Profit (loss) before taxes
Domestic	$(90,497)	$(83,049)	$(47,541)
Foreign	(26,551)	20,106	50,373
Total income (loss) before taxes	$(117,048)	$(62,943)	$2,832

C.	Components of Deferred Tax Asset/Liability

The following is a summary of the components of the deferred tax benefit and liability reflected on the balance sheets as of the respective dates:

	As of December 31,
	2013	2012
Net deferred tax benefit - current
Net operating loss carryforwards	$2,026	$758
Employees benefits and compensation	4,003	4,409
Accruals, reserves and others	2,760	5,435
	8,789	10,602
Valuation allowance	(2,779)	(1,745)
Total net current deferred tax benefit	$6,010	$8,857

	As of December 31,
	2013	2012
Net deferred tax benefit - long-term
Deferred tax assets -
Net operating loss carryforwards	$284,446	$271,631
Employees benefits and compensation	4,605	5,756
Research and development	2,005	1,879
Others	1,212	664
	292,268	279,930
Valuation allowance	(255,899)	(238,320)
	$36,369	$41,610
Deferred tax liability - depreciation and amortization	(41,255)	(55,099)
Intangible assets	(6,929)	(10,434)
Debt discount	(884)	(1,203)
Others	(912)	(1,279)
Total net long-term deferred tax liability	$(13,611)	$(26,405)

Deferred tax asset in the amounts of $6,010 and $8,857 as of December 31, 2013 and 2012, respectively are presented in other current assets.

Deferred tax liability in the amounts of $13,611 and $26,405 as of December 31, 2013 and 2012, respectively, are presented in deferred tax liability.

The Company establishes a valuation allowance for deferred tax assets, when it is unable to conclude that it is more likely than not that such deferred tax assets will be realized. In making this determination, the Company evaluates both positive and negative evidence. Jazz's state deferred tax assets exceed the reversal of taxable temporary differences. Without other significant positive evidence, Jazz has determined that the state deferred tax assets are not more likely than not to be realized.

On December 31, 2013 and 2012, the Company recorded a valuation allowance against its deferred tax assets in the amounts of $258,678 and $240,065, respectively, to offset the related net deferred tax assets as the Company is unable to conclude that it is more likely than not that such deferred tax assets will be realized.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance at January 1, 2013	$27,414
Additions for tax positions of current year	12
Reductions for tax positions of prior year	(371)
Translation differences	(1,379)
Balance at December 31, 2013	$25,676

Unrecognized tax benefits
Balance at January 1, 2012	$32,377
Reductions for tax positions of prior year	(275)
Translation differences	(719)
Settlements	(3,969)
Balance at December 31, 2012	$27,414

Unrecognized tax benefits
Balance at January 1, 2011	$14,908
Additions for tax positions of current year	8,462
Additions for tax positions of prior year	9,730
Reductions for tax positions of prior year	(723)
Balance at December 31, 2011	$32,377

The Company accounts for its uncertain tax provisions in accordance with ASC 740. The Company's policy is to recognize interest and penalties that would be assessed in relation to the settlement value of unrecognized tax benefits as a component of income tax expense.

D.	Effective Income Tax Rates

The reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Year ended December 31,
	2013	2012	2011
Tax expense (benefit) computed at statutory rates	$(29,262)	$(15,736)	$680
Effect of different tax rates in different jurisdictions	1,408	7,514	10,683
Tax benefits for which deferred taxes were not recorded	20,139	15,955	7,300
Permanent differences and other, net	(1,673)	(407)	2,699
Income tax provision (benefit)	$(9,388)	$7,326	$21,362

E.	Net Operating Loss Carry forward

On December 31, 2013, Tower had net operating loss carry forwards for tax purposes of approximately 1.3 billion USD which may be carried forward for an unlimited period of time.

The future utilization of Jazz's net operating loss carry forwards to offset future taxable income is subject to an annual limitation as a result of ownership changes that have occurred. Additional limitations could apply if ownership changes occur in the future. Jazz has had two "change in ownership" events that limit the utilization of net operating loss carry forwards. The first "change in ownership" event occurred in February 2007 upon Jazz Technologies' acquisition of Jazz Semiconductor. The second "change in ownership" event occurred on September 19, 2008, upon Tower's acquisition of Jazz. Jazz concluded that the net operating loss limitation for the change in ownership which occurred in September 2008 will be an annual utilization of $2,100 for the use in its tax return. On December 31, 2013, Jazz had federal net operating loss carry forwards of approximately $36,000 that will begin to expire in 2021, unless previously utilized. On December 31, 2013, Jazz had state net operating loss carry forwards of approximately $123,900. The state tax loss carry forwards will begin to expire in 2014, unless previously utilized.

At December 31, 2013, TJP had net operating loss carry forwards of approximately $9,000 which will expire in 2020.

F.	Final Tax Assessments

Tower possesses final tax assessments through the year 1998. In addition, the tax assessments for the years 1999-2009 are deemed final.

Jazz and its subsidiaries are subject to U.S. federal income tax as well as income tax in multiple state and foreign jurisdictions.

During 2012, the Internal Revenue Service ("IRS") performed an audit of Jazz's 2009 and 2010 federal income tax returns. The audit did not have any material effect on the statements of operations. The change in the balance sheet resulted primarily in a classification of a long term liability to a current liability, which was partially paid as of December 31, 2012.

In June 2013, the U.S. tax authorities commenced an audit of Jazz's tax returns for 2011, and required certain reports and data in connection with the tax returns of Jazz for this year. There is no indication to date whether Jazz will be required to pay any additional taxes pursuant to this audit.

Jazz is no longer subject to U.S. federal income tax examinations for years before 2010; state and local income tax examinations before 2009; and foreign income tax examinations before 2010. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses were generated and carried forward, and make adjustments up to the amount of the net operating loss carry forward amount.

TJP was established in June 2011 and does not have final tax assessments.